Note 13 - Other Financial Assets (Details Textual)			1 Months Ended			12 Months Ended
	Jul. 02, 2020 $ / shares shares	May 27, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	May 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Jul. 02, 2020 $ / shares
Statement Line Items [Line Items]
Gains (losses) on available-for-sale financial assets						$ 2,000,000	$ (500,000)
Warrants Outstanding Fair Value									$ 4,700,000
Other comprehensive income, net of tax, available-for-sale financial assets						$ 10,500,000	$ 300,000
Number of share options granted in share-based payment arrangement						2,621,924	2,601,680
Fair value share options granted						$ 12,100,000	$ 8,500,000
Silver Dollar [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			700,000	5,146,401
Fair value share options granted			$ 700,000	$ 6,900,000		$ 8,600,000
GR Silver Mining Ltd [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		17,097,500
Fair value share options granted		$ 1,700,000			$ 800,000
Number of shares, acquired, private placement (in shares) | shares					4,000,000
Fair value of warrants and common shares									12,900,000
Black-Scholes model [member]
Statement Line Items [Line Items]
Warrants Outstanding Fair Value									$ 5,700,000
First Mining Gold Corp [member]
Statement Line Items [Line Items]
Class of warrants or rights, number of warrant purchased (in shares) | shares	30,000,000
Class of warrants or rights, exercise price (in CAD per share) | (per share)	$ 0.40									$ 0.40
Class of warrants or rights, term (Year)	5 years
GR Silver Mining Ltd [member]
Statement Line Items [Line Items]
Class of warrants or rights, exercise price (in CAD per share) | $ / shares								$ 0.40
Class of warrants or rights, term (Year)					1 year
Class of warrants or rights, number of shares acquired (in shares) | shares					2,000,000